Average Annual Total Returns		12 Months Ended	40 Months Ended
	Oct. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(6.85%)	(4.89%)
Performance Inception Date	Aug. 17, 2020
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(6.85%)	(4.89%)
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		(4.06%)	(3.65%)
ICE US Treasury 20+ Year Index Excluding Transaction Costs (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	ICE US Treasury 20+ Year Index Excluding Transaction Costs (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		(7.72%)	(10.94%)
S&P U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		1.82%	(1.41%)